BUSINESS COMBINATIONS - Unaudited Pro Forma Financial Information (Details) - USD ($)		9 Months Ended		12 Months Ended
	May 18, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Contingent consideration liability		$ 10,527,910
Contingent consideration liability		7,056,479
Net revenues		7,956,477	$ 11,287,932	$ 7,259,260	$ 30,133,934
Net loss		$ (22,853,732)	$ (10,080,468)	$ (12,786,695)	$ (11,868,423)
Net loss per common share		$ (3.81)	$ (15.18)	$ (19.25)	$ (17.87)
Harper & Jones LLC
Business Acquisition [Line Items]
Contingent consideration liability	$ 3,421,516	$ 3,471,431
Net revenues		1,050,000
Net loss		$ 53,000
Customer relationships
Business Acquisition [Line Items]
Estimated useful lives		3 years		3 years
Customer relationships | Harper & Jones LLC
Business Acquisition [Line Items]
Estimated useful lives	3 years